File Nos. 333-283470

811-24014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 2	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24	[X]
USL Separate Account RS
(Exact Name of Registered Separate Account)
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Name of Insurance Company)
1133 Avenue of the Americas, 33rd Floor, New York, NY 10036
(Address of Insurance Company’s Principal Offices) (Zip Code)
Insurance Company’s Telephone Number, including Area Code: (713) 831-3575
Johnpaul S. Van Maele

The United States Life Insurance Company in the City of New York

2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☒
immediately upon filing pursuant to paragraph (b) of Rule 485
☐
on October 30, 2026 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐
on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of
Securities Act
☐
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered:
Units of interest in USL Separate Account RS of The United States Life Insurance
Company in the City of New York under variable annuity contracts.

EXPLANATORY NOTE: The prospectus and Statement of Additional Information each dated May 1, 2026, as filed
under
Form N-4, post-effective amendment No. 1 under the Securities Act of 1933 and Amendment No. 18 under the Investment
Company Act of 1940, File Nos.
333-283470
and 811-24014, filed May 1, 2026, are incorporated by reference.

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED May 1, 2026
THE UNITED STATES LIFE INSURANCE COMPANY IN THE
CITY OF NEW YORK
USL SEPARATE ACCOUNT RS
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
NY SP
This supplement updates certain information in the above referenced prospectus and initial summary prospectus (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A—
Investment Options Available Under the Contract
(“Appendix A”), including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.015% and the Lowest Annual Cost is $220.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 0.93% and the Highest Annual Cost is $1,152.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.015%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 0.93%.
•	In the “Examples” section, the following replaces the most expensive expense examples:
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,152	$3,594	$6,232	$13,794

(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$220	$693	$1,214	$2,756
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	Vanguard Real Estate Index Institutional

The following table replaces the current table in its entirety in Appendix A:

			Average Annual Total Returns (as of Dec. 31, 2025)

Type/Investment Objective	Portfolio Company and Adviser/Subadviser1	Current Expenses	1 Year	5 Year	10 Year (or life of fund)
Target Date Funds	Vanguard Target Retirement 2020 Fund Adviser: The Vanguard Group, Inc.	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Adviser: Vanguard	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Adviser: Vanguard	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035 Fund Adviser: Vanguard	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Adviser: Vanguard	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Adviser: Vanguard	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Adviser: Vanguard	0.08%	21.41%	9.95%	11.02%
	Vanguard Target Retirement 2055 Fund Adviser: Vanguard	0.08%	21.43%	9.96%	11.02%
	Vanguard Target Retirement 2060 Fund Adviser: Vanguard	0.08%	21.42%	9.96%	11.02%
	Vanguard Target Retirement 2065 Fund Adviser: Vanguard	0.08%	21.43%	9.98%	10.62%*
	Vanguard Target Retirement 2070 Fund Adviser: Vanguard	0.08%	21.42%	N/A	16.13%*
	Vanguard Target Retirement Income Fund Adviser: Vanguard	0.08%	11.31%	3.82%	5.33%
Index Funds	Fidelity 500 Index Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.015%	17.86%	14.41%	14.81%
	Vanguard FTSE Social Index I Adviser: Vanguard	0.03%	17.31%	13.54%	15.17%
	Vanguard Real Estate Index Institutional Shares Adviser: The Vanguard Group. Inc.	0.11%	3.23%	4.66%	5.16%
	Fidelity Mid Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	10.57%	8.67%	11.01%
	Fidelity Small Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	12.93%	6.20%	9.76%
	Fidelity Total International Index Adviser: Fidelity Sub-Adviser: Geode	0.06%	32.62%	7.87%	8.40%
	Fidelity U.S. Bond Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	7.13%	-0.43%	1.96%

			Average Annual Total Returns (as of Dec. 31, 2025)

Type/Investment Objective	Portfolio Company and Adviser/Subadviser 1	Current Expenses	1 Year	5 Year	10 Year (or life of fund)
Actively Managed Funds	Allspring Core Plus Bond – Class R6 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	0.30%	7.41%	0.34%	2.84%
	EUPAC Fund– Class R6 Adviser: Capital Research and Management Company	0.47%	29.18%	5.59%	8.46%
	Fidelity Advisor Focused Emerging Markets – Class Z Adviser: Fidelity	0.80%	40.26%	5.47%	10.71%
	Fidelity Inflation-Protected Bond Index Adviser: Fidelity	0.05%	6.79%	1.04%	3.03%
	Franklin Small Cap Value – Class R6 Adviser: Franklin Mutual Advisers, LLC	0.60%	7.67%	9.14%	10.16%
	Impax Global Environmental Markets – Institutional Class Adviser: Impax Asset Management LLC Sub-Adviser: Impax Asset Management Ltd.	0.93%	13.97%	5.84%	9.98%
	JPMorgan Large Cap Growth – Class R6 Adviser: J.P. Morgan Investment Management Inc.	0.44%	14.40%	12.97%	18.56%
	Nuveen Core and Impact Bond – Class R6 Adviser: Nuveen Fund Advisors, LLC. and Nuveen Asset Management, LLC.	0.35%	7.50%	-0.10%	2.32%
	Parnassus Core Equity – Investor Shares Adviser: Parnassus Investment, LLC	0.81%	11.64%	11.41%	13.32%
	PGIM High Yield – Class R6 Adviser: PGIM Fixed Income Sub-Adviser: PGIM Limited	0.38%	9.14%	4.60%	6.59%
	T. Rowe Price Diversified Mid-Cap Growth – I Class Adviser: T. Rowe Price Associates, Inc.	0.67%	10.54%	7.36%	12.95%
	Vanguard Equity- Income – Admiral Shares Advisers: Vanguard and Wellington Management Company LLP	0.17%	17.22%	12.82%	11.73%
	Vanguard Explorer – Admiral Shares Advisers: Vanguard, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP and T. Rowe Price Associates, Inc.	0.28%	7.23%	4.88%	11.47%
	Vanguard Federal Money Market – Investor Class Adviser: Vanguard	0.11%	4.22%	3.20%	2.14%
	Victory Sycamore Established Value – Class R6 Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%
You should read the Fund prospectus for more detailed information about the Fund. The
Fund
prospectus may be obtained by visiting our website at
https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at
1-800-448-2542.
Please keep this supplement with your Prospectus.

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)	Board of Directors Resolution Establishing USL Separate Account RS on June 14, 2024	Incorporated by reference to Initial Registration Statement of Form N-4, File Nos. 333-283470 and 811-24014, filed on November 26, 2024, Accession No. 0001193125-24-266067.
(b)	Custodian Agreements	Not Applicable.
(c)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(d)(1)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525P)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(d)(2)	Specimen Group Annuity Contract. (Form UITG-525)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(e)	Specimen Group Master Application	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(f)(1)	Copy of the Bylaws of the United States Life Insurance Company in the City of New York, amended and restated December 14, 2010	Incorporated by reference to Post-Effective AmendmentNo. 1 and Amendment No. 2, File Nos. 333-171493 and811-04865-01, filed on May 2, 2011, AccessionNo. 0001193125-11-120900.
(g)	Reinsurance Contracts	Not Applicable.
(h)(1)(i)	Participation Agreement between USL and Allspring Funds Management, and Allspring Funds Distributor, LLC., dated as of April 9, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(h)(1)(ii)	Administrative Services Agreement between USL and Allspring Funds Management, and Allspring Funds Distributor, LLC., dated as of April 9, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(h)(2)(i)	Participation and Service Agreement between USL and Capital Client Group Inc., and American Funds Service Company, dated as of May 9, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(3)(i)	Participation Agreement between USL and Fidelity Distributors Company LLC. dated as of March 7, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(3)(ii)	Amendment No. 1 to Participation Agreement between USL and Fidelity Distributors Company LLC. dated as of March 7, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(3)(iii)	Administrative Services Agreement between USL and Fidelity Institutional Operations Company LLC. dated as of March 7, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(4)(i)	Participation Agreement between USL and Franklin Value Investors Trust, Franklin Mutual Advisers, LLC., and Franklin Distributors, LLC. dated as of April 24, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.

Exhibit Number	Description	Location
h(4)(ii)	Administrative Services Agreement between USL and Franklin Distributors LLC. dated as of April 24, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(5)(i)	Participation Agreement between USL and Impax Funds Series Trust I and Impax Trust III, and Foreside Financial Services, LLC. dated as of March 28, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(5)(ii)	Administrative Services Agreement between USL and Impax Funds Series Trust I and Impax Trust III. dated as of March 28, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(6)(i)	Participation Agreement between USL and JPMorgan Trust II, J.P Morgan Investment Management Inc., and JPMorgan Distribution Services, Inc., dated as of June 1, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(6)(ii)	Administrative Services Agreement between USL and JPMorgan Distribution Services, Inc., dated as of February 19, 2005	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(7)(i)	Participation Agreement between USL and Nuveen Securities, LLC. dated as of July 31, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(7)(ii)	Administrative Services Agreement between USL and Nuveen Securities LLC. dated as of July 31, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(8)(i)	Participation Agreement between USL and Parnassus Investments, LLC., and Parnassus Funds Distributor, LLC. dated as of January 26, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(8)(ii)	Administrative Services Agreement between USL and Parnassus Investments, LLC. dated as of January 26, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(9)(i)	Participation Agreement between USL and PGIM Investments LLC., and Prudential Investment Management Services LLC. dated as of February 26, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(9)(ii)	Administrative Services Agreement between USL and Prudential Mutual Fund Services LLC. dated as of February 26, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(10)(i)	Participation Agreement between USL and T. Rowe Price Investment Services Inc., T. Rowe Price Services Inc., and T. Rowe Price Associates, Inc., dated as of May 1, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(10)(ii)	Administrative Services Agreement between USL and T. Rowe Price Services, Inc., dated as of May 1, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(11)(i)	Participation Agreement between USL and The Vanguard Group, Inc., dated as of March 13, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.

Exhibit Number	Description	Location
h(11)(ii)	Amendment to Fund Participation Agreement between USL and The Vanguard Group, Inc. dated as of September 23, 2026	Filed herewith.
h(12)(i)	Participation Agreement between USL and Victory Capital Management Inc., and Victory Capital Services, Inc., date as of March 7, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
h(12)(ii)	Administrative Services Agreement between USL and Victory Capital Management Inc. dated as of March 7, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(i)	Administrative Contracts	Not Applicable.
(j)	Other Material Contracts	Not Applicable.
(k)	Legal Opinion	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(l)	Consent of Independent Registered Public Accounting Firm- PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements	None.
(n)	Initial Capital Agreements	Not Applicable.
(o)	Form of Initial Summary Prospectus	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 6, File Nos. 333-283470 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189869.
(p)	Power of Attorney — The United States Life Insurance Company in the City of New York	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, File No. 333-284520, filed on October 24, 2025, Accession No. 0001193125-26-016617.
Item 28.  Directors and Officers of the Insurance Company
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 1133 Avenue of the Americas, 33rd Floor, New York, NY 10036, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Christopher B. Smith* (6)	Director, Chairman of the Board, and President
John P. Bryne* (3)	President, Financial Distributor
Terri N. Fiedler* (3)	President, Group Retirement
Jonathan J. Novak* (1)	Director, President, Institutional Markets
Bryan A. Pinsky* (2)	Director, President, Individual Retirement
Steven D. (“Doug”) Caldwell, Jr.*	Executive Vice President and Chief Risk Officer
David Ditillo* (4)	Executive Vice President and Chief Information Officer
Lisa M. Longino*	Executive Vice President and Chief Investment Officer
Elizabeth B. Cropper*(6)	Executive Vice President and Chief Human Resources Officer
Christopher P. Filiaggi*	Senior Vice President and Chief Financial Officer
Emily W. Gingrich*	Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Patricia M. Schwartz* (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Christopher V. Muchmore (2)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (5)	Senior Vice President, Institutional Markets
Eric G Tarnow	Senior Vice President, Head of Life Insurance
Mallary L. Reznik (2)	Senior Vice President, General Counsel and Assistant Secretary
Stephen Brenneman	Senior Vice President, Individual Retirement Products
Johnathan A. Gold (6)	Senior Vice President and Deputy Investment Officer

Names, Positions and Offices Held with Depositor
Kevin J. Adamson (4)	Senior Vice President
Brigitte K. Lenz*	Vice President and Controller
Jennifer Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Brian O. Moon* (6)	Vice President and Treasurer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos (3)	Vice President and Tax Officer
Aimy T. Tran (2)	Vice President, Product Filing
Tyra G. Wheatley (3)	Vice President, Product Filing
Barbara L. Rayll (3)	Vice President, Business Case Development
Korey L. Dalton (1)	Vice President
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller (1)	Vice President
Mary Brodd*	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence	Assistant Secretary
Marjorie D. Brothers (3)	Assistant Secretary
Alison Chen (1)	Assistant Secretary
William Langston (6)	Assistant Secretary
Ami Shah	Anti-Money Laundering and Economic Sanctions Compliance Officer
Joey D. Zhou (3)	Illustration Actuary
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (6)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy (2)	Senior Manager, Product Regulatory Compliance
Connie C. Merer (2)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo (4)	Chief Information Security Officer

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Woodson Tower, Houston, TX 77019
(4)
3211 Shannon Road, Durham, NC 27707
(5)
401 Meritt 7, Norwalk, CT 06897
(6)
30 Hudson Street, Jersey City, NJ 07302
Item 29. Persons Controlled by or Under Common Control with Insurance Company or the Registered Separate Account
The Registered Separate Account is a separate account of The United States Life Insurance Company in the City of New York (“Insurance Company”). The Insurance Company is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge Form 10-k, SEC File No. 001-41504, Accession No. 0001889539-26-000022, filed on February 11, 2026. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registered Separate Account pursuant to the foregoing provisions, or otherwise, the Registered Separate Account has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registered Separate Account of expenses incurred or paid by a director, officer or controlling person of the Registered Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registered Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The United States Life Insurance Company in the City of New York
To the full extent authorized by law, The United States Life Insurance Company in the City of New York shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of The United States Life Insurance Company in the City of New York. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account USL VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
VALIC Company 1
(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina M. Nasta	Director, Chairman of the Board, President and Executive Chief Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Cynthia L. Burnette (1)	Vice President, Chief Financial Officer, Chief Operations
Michael Fortey (1)	Chief Compliance Officer
Mersini G. Keller	Vice President, Tax Officer
Anish Cheeran (1)	Vice President, Tax Officer
Angel Ramos (1)	Vice President, Tax Officer
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Alison Chen (2)	Assistant Secretary
William Langston	Assistant Secretary
Mary Brodd	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence (1)	Assistant Secretary
* Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
Principal business address 2919 Allen Parkway, Houston, TX 77019
Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997

(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registered Separate Account.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York located at 28 Liberty Street, Floor 47, New York, NY 10005-1400.
Item 33.  Management Services
Not Applicable.
Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, USL Separate Account RS certifies that meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on this 29th of October 2026.
USL SEPARATE ACCOUNT RS
(Registered Separate Account)
BY: THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(On behalf of the Registered Separate Account and itself)
BY:
* CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI
DIRECTOR, SENIOR VICE PRESIDENT, AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	October 29, 2026

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Accounting Officer)(Principal Financial Officer)	October 29, 2026

*LISA M. LONGINO LISA M. LONGINO	Director	October 29, 2026

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	October 29, 2026

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	October 29, 2026

*WILLIAM J. CARR WILLIAM J. CARR	Director	October 29, 2026

*GLEN D. KELLER GLEN D. KELLER	Director	October 29, 2026

*SANDRA M. MCDERMOTT SANDRA M. MCDERMOTT	Director	October 29, 2026

*ERIC G. TARNOW ERIC G. TARNOW	Director	October 29, 2026

*BY:/s/ JOHNPAUL S. VAN MAELE JOHNPAUL S. VAN MAELE Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.	October 29, 2026